Long-term Debt - Term Bank Loans and Credit Facilities (Details) $ in Thousands	4 Months Ended	11 Months Ended	12 Months Ended
	Apr. 24, 2017 USD ($)	Nov. 18, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Amount used for repayment of debt			$ 18,780	$ 119,758	$ 782,366
Aggregate available undrawn amount			$ 0	$ 0
Weighted Average Interest Rate			3.37%	3.15%	4.98%
Interest expense and debt amortization cost			$ 17,125	$ 8,299	$ 177,537
Amount drawn down			79,000
Gain on debt restructuring			$ 0	10,477	$ 0
Term bank loans and credit facilities
Debt Instrument [Line Items]
Maturity Date			Dec. 31, 2023
Payment terms			quarterly installments
Variable rate basis			LIBOR
Secured Credit Facility at June 20, 2008
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity			$ 103,200
Amount used for repayment of debt		$ 8,200
Gain on debt restructuring				8,366
Cash repayment in full			2,000
Secured Credit Facility at March 19, 2012
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity			19,065
Loan agreements reclassified as current				$ 14,935
Cash repayment in full	$ 15,158
Secured Credit Facility at June 22, 2017
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity			$ 150,000
Line of credit facilities number of installments			24
Amount used for repayment of debt			$ 2,284
Amount drawn down			$ 150,000
Interest rate description			LIBOR
Frequency of payments			quarterly